Accounting Standards Issued But Not Yet Applied	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Accounting Standards Issued But Not Yet Applied	Accounting Standards Issued But Not Yet Applied
In April 2024, the IASB issued IFRS 18 "Presentation and Disclosure in Financial Statements", which provides presentation and disclosure requirements for the primary financial statements and related notes, replacing IAS 1 "Presentation of Financial Statements". IFRS 18 introduces defined categories for income and expenses and requires disclosure of new defined subtotals, including operating profit. The new standard also requires additional notes for management-defined performance measures and disclosure of certain expenses by nature. There are some associated changes to the statement of cash flows, including the starting point for the calculation of cash flows from operating activities and the categorization of interest and dividends. IFRS 18 is effective January 1, 2027, with early adoption permitted. The new standard is required to be adopted retrospectively. The Company continues to assess the impact of IFRS 18 on the Company's consolidated financial statements.
In May 2024, the IASB issued amendments to IFRS 9 "Financial Instruments" and IFRS 7 "Financial Instruments: Disclosures" to clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled using an electronic payment system. The amendments also clarify the classification of certain financial assets, and add disclosure requirements for financial instruments with certain contingent features and for equity investments designated at fair value through other comprehensive income. The amendments are effective January 1, 2026, and are required to be adopted retrospectively with early adoption permitted. The Company will adopt the amendments retrospectively without restating comparative information, as the impact of applying these amendments is not expected to be material to the consolidated financial statements.